EUROPEAN EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 April 30, 2000
                                   (unaudited)

   Shares                                         Value
   -------                                     -----------
                COMMON STOCKS (99.4%)

                FINLAND (6.2%)
                MULTI-INDUSTRY
  311,600       Nokia .......................  $ 17,890,417
                                               ------------
                TOTAL FINLAND ...............    17,890,417
                                               ------------

                FRANCE (17.8%)
                BANKING
   92,820       Banque National de Paris CI .     7,508,220
                                               ------------

                CAPITAL EQUIPMENT
   23,300       Alcatel Alsthom SA ..........     5,406,171
                                               ------------

                ENERGY
   84,131       Total Fina SA ...............    12,776,328
                                               ------------

                MEDIA
   17,400       Canal Plus ..................     3,356,439
                                               ------------

                PHARMACEUTICALS
  130,000       Aventis SA ..................     7,156,363
                                               ------------

                SERVICES
   184,700      Accor SA ....................     6,865,191
   52,600       Suez Lyonnaise Des Eaux .....     8,255,978
                                               ------------
                                                 15,121,169
                                               ------------
                TOTAL FRANCE ................    51,324,690
                                               ------------
                GERMANY (8.5%)
                BANKING
   68,690       Deutsche Pfandbrief-und
                  Hypothekenbank AG .........     7,062,616
                                               ------------

                CAPITAL EQUIPMENT
  146,500       SAP AG ADR ..................     7,196,813
                                               ------------

                INSURANCE
   26,744       Allianz AG Registered .......    10,305,604
                                               ------------
                TOTAL GERMANY ...............    24,565,033
                                               ------------

                IRELAND (3.6%)
                BANKING
  216,000       Allied Irish Banks, Plc. ....     2,157,992
  500,000       Allied Irish Banks ..........     4,993,076
                                               ------------
                                                  7,151,068
                                               ------------

                PHARMACEUTICALS
   73,600       Elan Corp., Plc. ADR* .......     3,155,600
                                               ------------
                TOTAL IRELAND ...............    10,306,668
                                               ------------

                ITALY (9.3%)
                FINANCE
  100,000       Banca Fideuram SpA ..........     1,492,236
  100,000       Mediolanum SpA ..............     1,660,568
                                               ------------
                                                  3,152,804
                                               ------------

                INSURANCE
  224,800       Assicurazioni Generali ......     6,402,275
                                               ------------

                TELECOMMUNICATIONS
  829,200       Telecom Italia Mobile SpA ...     7,922,135
  675,000       Telecom Italia SpA ..........     9,446,127
                                               ------------
                                                 17,368,262
                                               ------------
                TOTAL ITALY .................    26,923,341
                                               ------------

                NETHERLANDS (3.7%)
                CONSUMER GOODS
  115,402       Heineken NV .................     6,405,261
                                               ------------

                FINANCE
  173,100       Fortis Amev NV ..............     4,356,552
                                               ------------
                TOTAL NETHERLANDS ...........    10,761,813
                                               ------------
                SPAIN (8.7%)
                BANKING
  734,758       Banco Santander SA ..........     7,668,341
                                               ------------
                FINANCE
  555,200       Banco Bilbao Vizcaya SA .....     7,577,647
                                               ------------

                TELECOMMUNICATIONS
  413,232       Telefonica CA. ..............     9,204,475
   11,000       Terra Networks* .............       681,106
                                               ------------
                                                  9,885,581
                                               ------------
                TOTAL SPAIN .................    25,131,569
                                               ------------

                SWEDEN (6.7%)
                CAPITAL EQUIPMENT
  143,200       Atlas Copco .................     3,351,251
  125,000       Ericsson (LM) Telephone Co.
                  Class 'B' .................    11,128,798
                                               ------------
                                                 14,480,049
                                               ------------

                CONSUMER DURABLES
  290,600       Electrolux AB ...............     4,917,996
                                               ------------
                TOTAL SWEDEN ................    19,398,045
                                               ------------

                            EUROPEAN EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                           April 30, 2000 (continued)
                                   (unaudited)
   Shares                                          Value
   -------                                      -----------
                SWITZERLAND (3.8%)
                PHARMACEUTICALS
    7,940       Novartis AG Registered .....   $ 11,100,609
                                               ------------
                TOTAL SWITZERLAND ..........     11,100,609
                                               ------------

                UNITED KINGDOM (31.1%)
                BASIC MATERIALS
  331,000       Rio Tinto, Plc. ............      5,130,207
                                               ------------

                ENERGY
1,117,400       BP Amoco, Plc. .............      9,651,483
  470,000       British Energy, Plc. .......      1,251,923
1,055,000       Shell Transport &
                  Trading Co., Plc. ........      8,586,627
                                               ------------
                                                 19,490,033
                                               ------------

                FOOD & BEVERAGES
  831,806       Diageo, Plc. ...............      6,731,183
                                               ------------

                INSURANCE
  339,600       Prudential Corp. ...........      5,215,890
                                               ------------

                MEDIA
  285,000       Pearson, Plc. ..............      9,815,613
                                               ------------

                PHARMACEUTICALS
  400,600       Glaxo Wellcome, Plc. .......     12,361,730
                                               ------------

                REAL ESTATE
  619,800       British Land Co., Plc. (The)      4,129,766
                                               ------------

                SERVICES
  409,000       BAA, Plc. ..................      2,642,369
1,439,000       British Airways ............      7,458,692
  538,220       Granada Group, Plc. ........      5,248,292
                                               ------------
                                                 15,349,353
                                               ------------

                TELECOMMUNICATIONS
  650,400       British Telecom, Plc. ......     11,661,104
                                               ------------
                TOTAL UNITED KINGDOM .......     89,884,879
                                               ------------

TOTAL INVESTMENTS (Identified cost $236,207,868) (a) ..........   99.4%     $287,287,064
CASH AND OTHER ASSETS LESS LIABILITIES ........................    0.6         1,614,063
                                                                 -----      ------------

NET ASSETS ....................................................  100.0%     $288,901,127
                                                                 =====      ============

----------
*     non-income producing security

(a) The aggregate cost for federal income tax purposes is $236,207,868, the aggregate gross unrealized appreciation is $59,272,095, and the aggregate gross unrealized depreciation is $8,192,899, resulting in net unrealized appreciation of $51,079,196.

                       See Notes to Financial Statements

                            EUROPEAN EQUITY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 2000
                                   (unaudited)

ASSETS:
    Investments in securities, at value (identified cost $236,207,868) (Note 1) .. $287,287,064
    Cash (including $41,607 in foreign currency) .................................    1,468,837
    Receivables for:
         Investments sold ........................................................      613,779
         Contributions ...........................................................    2,422,960
         Dividends and other receivables .........................................      898,853
                                                                                   ------------
              Total Assets .......................................................  292,691,493
                                                                                   ============

LIABILITIES:
    Payables for:
         Investments purchased ...................................................    3,393,262
         Withdrawals .............................................................      143,914
         Advisory fee (Note 2) ...................................................      152,756
         Custody fee (Note 2) ....................................................       81,853
         Administration fee (Note 2) .............................................        8,225
         Accrued expenses and other liabilities ..................................       10,356
                                                                                   ------------
              Total Liabilities ..................................................    3,790,366
                                                                                   ------------

NET ASSETS ....................................................................... $288,901,127
                                                                                   ============
      Net Assets Consist of:
         Paid-in capital ......................................................... $237,858,597
         Net unrealized appreciation .............................................   51,042,530
                                                                                   ------------
      Net Assets ................................................................. $288,901,127
                                                                                   ============

                        See Notes to Financial Statements

                            EUROPEAN EQUITY PORTFOLIO

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 2000
                                   (unaudited)

INVESTMENT INCOME:
      Income
        Dividends (net of foreign withholding tax of $299,270) ...............................    $ 1,461,276
                                                                                                  -----------
      Expenses:
        Advisory fee (Note 2) ................................................................        820,785
        Custody fee (Note 2) .................................................................        161,643
        Administrative fee (Note 2) ..........................................................         44,196
        Directors' fees and expenses (Note 2) ................................................          7,042
        Miscellaneous expenses ...............................................................          9,390
                                                                                                  -----------
           Total Expenses ....................................................................      1,043,056

           Fees paid indirectly (Note 2) .....................................................        (12,773)
                                                                                                  -----------
           Net Expenses ......................................................................      1,030,283
                                                                                                  -----------
           Net Investment Income .............................................................        430,993
                                                                                                  -----------

NET REALIZED AND UNREALIZED GAIN (NOTES 1 AND 3):
      Net  realized  gain  on  investments  and  foreign  exchange  transactions ............       9,307,245
      Net change in unrealized appreciation on investments and foreign currency
        translations ........................................................................      51,042,530
                                                                                                  -----------
         Net Realized and Unrealized Gain ...................................................      60,349,775
                                                                                                  -----------
      Net Increase in Net Assets Resulting from Operations ..................................     $60,780,768
                                                                                                  ===========

                        See Notes to Financial Statements

                            EUROPEAN EQUITY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                                   (unaudited)

                                                                                                  For the
                                                                                              six months ended
                                                                                               April 30, 2000
                                                                                               ---------------
INCREASE IN NET ASSETS:
      Operations:
        Net  investment  income .............................................................     $    430,993
        Net realized gain on  investments  and foreign  exchange  transactions ..............        9,307,245
        Net  change  in  unrealized appreciation on investments and foreign currency
         translations .......................................................................       51,042,530
                                                                                                  ------------
         Net increase in net assets resulting from operations ...............................       60,780,768
                                                                                                  ------------
      Capital Transactions:
        Proceeds from contributions .........................................................      313,810,271
        Value of withdrawals ................................................................      (85,689,912)
                                                                                                  ------------
         Net increase in net assets resulting from capital transactions .....................      228,120,359
                                                                                                  ------------
           Total increase in net assets .....................................................      288,901,127
NET ASSETS:
      Beginning of period ...................................................................                0
                                                                                                  ------------
      End of period .........................................................................     $288,901,127
                                                                                                  ============

                        See Notes to Financial Statements

                            EUROPEAN EQUITY PORTFOLIO

                              FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout the period
                                   (unaudited)
                                                           For the six months
                                                           ended April 30, 2000
                                                           --------------------

Ratios/Supplement Data:
   Net asset, end of period (000's omitted) ...................  $288,901
   Expenses as a percentage of average net assets
       Expenses paid by Portfolio .............................      0.83%(1)
       Expense offset arrangement .............................     (0.01)%(1)
                                                                    -----
          Total Expenses ......................................      0.82%

   Ratio of net investment income to average net assets .......      0.34%(1)
   Portfolio turnover rate ....................................        22%

----------
1     Annualized

                       See Notes to Financial Statements.

                            EUROPEAN EQUITY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. European Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on November 1, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

            B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. The Portfolio isolates that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at six months ended, arising from changes in the exchange rate.

                            EUROPEAN EQUITY PORTFOLIO

                                   (unaudited)

            C. Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

            D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            E. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

            2. Transactions with Affiliates.

            Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets. For the six months ended April 30, 2000, the Portfolio incurred $820,785 for advisory services.

            Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a subadministration agreement with 59 Wall Street Administrators for which 59 Wall Street Administrators receives such compensation as is from time to time agreed upon. For the six months ended April 30, 2000, the Portfolio incurred $44,196 for administrative services.

            Custody Agreement. The Portfolio has a custody agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee calculated and paid monthly. For the six months ended April 30, 2000, the Portfolio incurred $161,643 for custody services. These fees were reduced by $12,773, as a result of an expense offset arrangement with the Portfolio's custodian.

            Board of Directors' Fee. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses. For the six months ended April 30, 2000, the Portfolio incurred $7,042 for these fees.

            3. Investment Transactions. For the six months ended April 30, 2000, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $168,769,262 and $51,935,073, respectively. There were no purchases or sales of U.S. government obligations during the six months.